REDEEMABLE CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS' DEFICIT (Tables) - Micromidas, Inc.	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Schedule of Common Stock Shares Reserved for Future Issuance

The Company has reserved shares of common stock for future issuances as follows:

	March 31, 2021	December 31, 2020
Series A preferred stock	$13,204,284	$13,204,284
Series B preferred stock	6,275,704	6,275,704
Series C preferred stock	1,590,675	1,590,675
Series A preferred stock warrants	2,257,053	2,257,053
Series B preferred stock warrants	367,339	367,339
Options outstanding	3,829,351	3,885,113

	$27,524,406	$27,580,168

Common stock – As of December 31, 2020 and 2019, the Company has reserved shares of common stock for future issuances as follows:

	2020	2019
Series A preferred stock	13,204,284	13,204,284
Series B preferred stock	6,275,704	6,275,704
Series C preferred stock	1,590,675	1,590,675
Series A preferred stock warrants	2,257,053	2,257,053
Series B preferred stock warrants	367,339	367,339
Options outstanding	3,885,113	1,041,855

	27,580,168	24,736,910

Summary of Stock Option Activity

The following tables summarize the activity under the Stock Plan:

	Outstanding Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in years)
Balance at December 31, 2020	3,885,113	$0.40	8.30
Granted	—	—
Exercised	(55,762)	0.98
Forfeited / canceled	—	—

Balance as of March 31, 2021	3,829,351	$0.40	8.06

Vested and expected to vest at March 31, 2021	3,438,992

The following tables summarize the activity under the Stock Plan for 2020 and 2019:

	Outstanding Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in years)

Balance at January 1, 2019	1,049,353	$0.70	4.36
Granted	365,000	$2.56
Exercised	(1,200)	$2.26
Forfeited / canceled	(371,298)	$2.32

Balance at December 31, 2019	1,041,855	$0.77	3.89
Granted	2,974,895	$0.30
Exercised	(1,376)	$0.78
Forfeited / canceled	(130,261)	$0.90

Balance as of December 31, 2020	3,885,113	$0.40	8.30

Vested and expected to vest at December 31, 2020	3,472,989

Schedule of Key Assumptions for Determining Fair Value of Stock Options

A summary of key assumptions for determining the fair value of stock option grants at December 31, 2020 and 2019 include:

	2020	2019
Expected life (years)	6.25	6.08
Risk-free interest rate	0.38% - 0.72%	1.53% - 2.36%
Expected volatility	71.9% - 77.0%	86.6% - 90.3%
Dividend yield	0%	0%